MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation
A summary of the movements in marketable securities for the years ended December 31, 2021 and December 31, 2020 is presented in the table below:

(in thousands of $)	2021	2020
Balance at the beginning of the year	2,639	3,642
Repurchase of marketable securities pledged to creditors	5,836	7,323
Marketable securities acquired	357	—
Proceeds from sale of marketable securities	(14,074)	—
Gain on sale of marketable securities	7,881	—
Unrealized loss on marketable securities held at period end	(204)	(2,491)
Marketable securities pledged to creditors	—	(5,835)
Balance at the end of the year	2,435	2,639